MainStay Candriam Emerging Markets Debt Fund (Prospectus Summary) | MainStay Candriam Emerging Markets Debt Fund
MainStay Candriam Emerging Markets Debt Fund

THE MAINSTAY FUNDS

MainStay Candriam Emerging Markets Debt Fund

(the “Fund”)

Supplement dated June 21, 2019 (“Supplement”)

to the Prospectus dated February 28, 2019, as supplemented

Important Notice Regarding Changes to Name, Investment Objective and Investment Policies

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

At a meeting held on March 12-13, 2019, the Board of Trustees (“Board”) of The MainStay Funds (“Trust”) considered and approved, among other related proposals: (i) terminating MacKay Shields LLC (“MacKay”) as the Fund's subadvisor; (ii) appointing Candriam Luxembourg S.C.A. (“Candriam Luxembourg”) as the Fund's subadvisor and the related subadvisory agreement, subject to shareholder approval; (iii) changing the Fund's name and modifying the Fund's investment objective, principal investment strategies, investment process, and principal risks; (iv) eliminating the Fund's fund accounting services fee; (v) allowing New York Life Investment Management LLC, to enter into and/or materially amend agreements with affiliated and unaffiliated subadvisors on behalf of the Fund without obtaining shareholder approval (referred to as a “manager-of-managers” structure); and (vi) filing related proxy materials.

Subsequently, at a meeting held on June 7, 2019, shareholders approved items (ii) and (v) of the above.

As a result, the changes detailed in the Prospectus supplement dated March 15, 2019 are effective immediately. In addition, effective immediately the following changes are made to the Prospectus:

1.     Fees and Expenses of the Fund and Example. The Fund's fees and expenses table and example table are deleted in their entirety and replaced with the following, which have been restated to reflect a new expense limitation agreement and to reflect the elimination of the Fund's fund accounting services fee:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - MainStay Candriam Emerging Markets Debt Fund	Class A		Investor Class		Class B [1]	Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		4.50%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[2]	none	[2]	5.00%	1.00%	none	none
[1]	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.
[2]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - MainStay Candriam Emerging Markets Debt Fund		Class A	Investor Class	Class B [2]	Class C	Class I	Class R6
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	none
Other Expenses		0.28%	0.51%	0.51%	0.51%	0.28%	0.15%
Total Annual Fund Operating Expenses		1.23%	1.46%	2.21%	2.21%	0.98%	0.85%
Waivers / Reimbursements	[3]	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.13%)	none
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[3]	1.17%	1.40%	2.15%	2.15%	0.85%	0.85%
[1]	Restated to reflect the elimination of the Fund's fund accounting services fee. The management fee is as follows: 0.70% on assets up to $500 million and 0.65% on assets over $500 million.
[2]	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.
[3]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 1.17%; and Class I, 0.85%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement, to Investor Class, Class B and Class C shares. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2021, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Assuming redemption at end of period
Expense Example - - MainStay Candriam Emerging Markets Debt Fund - USD ($)	Class A	Investor Class	Class B	Class C	Class I	Class R6
1 Year	$ 564	$ 586	$ 718	$ 318	$ 87	$ 87
3 Years	817	885	985	685	299	271
5 Years	1,090	1,206	1,379	1,179	529	471
10 Years	$ 1,867	$ 2,113	$ 2,350	$ 2,539	$ 1,190	$ 1,049

Assuming no redemption
Expense Example, No Redemption - - MainStay Candriam Emerging Markets Debt Fund - USD ($)	Class B	Class C
1 Year	$ 218	$ 218
3 Years	685	685
5 Years	1,179	1,179
10 Years	$ 2,350	$ 2,539

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.